Loans Payable (Tables)	12 Months Ended
Dec. 31, 2016
Loans Payable [Abstract]
Schedule of loans payable
		December 31,
Bank name	Term	2016	2015

China Construction Bank	From May 30, 2014 to May 29, 2020	$41,456,074	$44,502,981

Schedule of aggregate maturities of loans payable
2017	$10,079,629
2018	10,079,629
2019	11,519,576
2020	9,777,240
$41,456,074